Acquisition Of Hotel Properties (Schedule Of Purchase Price Allocation) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 14, 2016	Dec. 31, 2015
Hotel Indigo, Atlanta, GA [Member]
Business Acquisition [Line Items]
Acquisition date		Oct. 02, 2015
Land		$ 800
Building, improvements, and vehicles		8,700
Furniture and equipment		1,500
Total purchase price		11,000
Debt originated at acquisition		5,000
Net cash		$ 5,850
Marriott Courtyard, Jacksonville, FL [Member]
Business Acquisition [Line Items]
Acquisition date		Oct. 02, 2015
Land		$ 2,100
Building, improvements, and vehicles		11,050
Furniture and equipment		850
Total purchase price		14,000
Debt originated at acquisition		10,100
Net cash		$ 3,750
Springhill Suites, San Antonio, TX [Member]
Business Acquisition [Line Items]
Acquisition date		Oct. 01, 2015
Land		$ 1,597
Building, improvements, and vehicles		14,353
Furniture and equipment		1,550
Total purchase price		17,500
Assumption of debt		11,220
Net cash		6,130
Level 3 [Member] | Aloft Hotel, Leawood, Kansas [Member]
Business Acquisition [Line Items]
Land	$ 3,339
Building, improvements, and vehicles	18,046
Furniture and equipment	1,115
Total purchase price	22,500
Debt originated at acquisition	15,925
Net cash	6,525
Level 3 [Member] | Hotel Indigo, Marriott And Springhill Suites [Member]
Business Acquisition [Line Items]
Land		4,497
Building, improvements, and vehicles		34,103
Furniture and equipment		3,900
Total purchase price		42,500
Assumption of debt		11,220
Debt originated at acquisition		15,100
Net cash		15,730
Supertel Limited Partnership [Member] | Noncontrolling Interest [Member] | Hotel Indigo, Atlanta, GA [Member]
Business Acquisition [Line Items]
Issuance of common units		150
Supertel Limited Partnership [Member] | Noncontrolling Interest [Member] | Marriott Courtyard, Jacksonville, FL [Member]
Business Acquisition [Line Items]
Issuance of common units		150
Supertel Limited Partnership [Member] | Noncontrolling Interest [Member] | Springhill Suites, San Antonio, TX [Member]
Business Acquisition [Line Items]
Issuance of common units		150
Supertel Limited Partnership [Member] | Level 3 [Member] | Noncontrolling Interest [Member] | Aloft Hotel, Leawood, Kansas [Member]
Business Acquisition [Line Items]
Issuance of common units	$ 50
Supertel Limited Partnership [Member] | Level 3 [Member] | Noncontrolling Interest [Member] | Hotel Indigo, Marriott And Springhill Suites [Member]
Business Acquisition [Line Items]
Issuance of common units		$ 450